Expense Example, No Redemption - Hartford Schroders US Small Cap Opportunities Fund - Class C	Mar. 01, 2021 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 217
Expense Example, No Redemption, 3 Years	684
Expense Example, No Redemption, 5 Years	1,178
Expense Example, No Redemption, 10 Years	$ 2,539